NOTE TO THE CONSOLIDATED STATEMENT OF CASH FLOWS (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Reconciliation of (loss)/profit before tax to cash generated from operations
Profit (loss) before tax	¥ 75,177	$ 10,934	¥ 36,357	¥ (5,275)
Adjustments for:
Interest income	(796)		(653)	(901)
Finance costs	5,037		5,044	6,246
Exchange losses/(gains), net	141	21	(356)	790
Share of losses/(profits) of associates	(406)	(59)	(302)	609
(Profit)/loss of a joint venture	5,593	813	(553)	(533)
Investment income	(3,685)	(536)	(2,409)	(2,774)
Impairment for property, plant and equipment	5,790		8,639	10,768
Provision for other assets	442		491	1,403
Depreciation, depletion and amortization	50,640		61,257	68,907
Loss on disposal and write-off of property, plant and equipment	668		1,937	2,304
Subtotal	138,601		109,452	81,544
Increase in trade receivables and other current assets	(988)		(1,073)	(2,820)
Decrease in inventories and supplies	1,720		1,464	922
Increase in trade and accrued payables, contract liabilities and other payables and accrued liabilities	21		782	2,491
Cash generated from operations	¥ 139,354	$ 20,268	¥ 110,625	¥ 82,137